Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue
5.	Revenue

	Three months ended March 31
US$ thousand	2023	2022
Sale of commodities – Copper	$62,657	$73,780
Sale of by product – Silver	2,570	2,736
Total	$65,227	$76,516

Revenue is derived principally from the sale of commodities, recognized once the control of the goods has transferred from the Company to the customer. The Company sells copper concentrate (which includes silver) produced exclusively to Glencore International AG (refer to note 21 on Related Parties).

Products of the Company may be provisionally priced at the date revenue is recognized (note 17). The impact on revenue recognized due to the changes in pricing of copper for the sales provisionally priced as at March 31, 2023 is an increase of $1,098 thousand (March 31, 2022: an increase of $2,155 thousand), accounted for under IFRS 9. Final settlements are recognized within revenue.

At March 31, 2023, the Company had 15,458 thousand pounds (March 31, 2022: 25,282 thousand pounds) of provisionally priced copper sales subject to final pricing over the next several months. The average provisional price per pound of these provisionally priced sales subject to final pricing is $2.97 (March 31, 2022, $3.33).

5.	Revenue

US$ thousand	2022	2021
Sale of commodities – Copper	211,152	260,673
Sale of by product – Silver	8,553	12,707
Total	219,705	273,380

Revenue is derived principally from the sale of commodities, recognized once the control of the goods has transferred from the Company to the customer. The Company sells copper concentrate (which includes silver) produced exclusively to Glencore International AG (refer to note 22 on Related Parties).

Products of the Company may be provisionally priced at the date revenue is recognized. The impact on revenue recognized due to the changes in pricing of copper for the sales provisionally priced as at December 31, 2022 is a decrease of $760 thousand (2021: increase of $2,441 thousand), accounted for under IFRS 9. Final settlements are recognized within revenue.

As at December 31, 2022, the Company had 29,548 thousand pounds of provisionally priced copper sales subject to final pricing over the next several months. The average provisional price per pound of these provisionally priced sales subject to final pricing is $2.75.

5.	Revenue

US$thousand	2021	2020
Sale of commodities – Copper	260,673	192,008
Sale of by product – Silver	12,707	10,175
Total	273,380	202,183

Revenue is derived principally from the sale of commodities, recognized once the control of the goods has transferred from the Company to the customer. The Company sells copper concentrate (which includes silver) produced exclusively to Glencore International AG (refer to note 22 on Related Parties).

Products of the Company may be provisionally priced at the date revenue is recognized. The impact on revenue recognized due to the changes in pricing of copper is an increase of $2,441 thousand and decrease of $2,364 thousand for the years ended December 31, 2021 and 2020 respectively, accounted for under IFRS 9. Final settlements are recognized within revenue.

At December 31, 2021, the Company had 37,012 thousand pounds of provisionally priced copper sales subject to final pricing over the next several months. The average provisional price per pound of these provisionally priced sales subject to final pricing is $4.34.